Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Schedule of Balance Sheet Information Related to Leases
The balances for the leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,
	2024	2025
Operating lease
Land use rights, net	410,388	940,928
Right-of-use assets, net	1,261,663	3,730,921

Total operating lease assets	1,672,051	4,671,849

Operating lease liabilities - current	324,496	445,901
Operating lease liabilities - non current	1,345,852	4,246,599

Total operating lease liabilities	1,670,348	4,692,500

	As of December 31,
	2024	2025
Finance lease
Property, plant and equipment, at cost	1,001,820	1,001,820
Accumulated depreciation	(125,228)	(175,319)

Property, plant and equipment, net	876,592	826,501

Finance lease liabilities - current	41,940	55,581
Finance lease liabilities - non current	777,697	740,576

Total finance lease liabilities	819,637	796,157

Summary of Components of Operating Lease Expense
The components of lease expense are as follows:

	For the Year Ended December 31,
	2023	2024	2025
Operating lease expense:
Operating lease expense	540,688	426,998	643,890
Short-term lease expense	231,467	259,129	149,229

Total operating lease expenses	772,155	686,127	793,119

Finance lease expense:
Amortization expense	50,091	50,091	50,091
Interest expense	40,205	39,325	38,321

Total finance lease expenses	90,296	89,416	88,412

Total lease expenses	862,451	775,543	881,531

Schedule of Other Information Related to Operating Leases
Other information related to operating leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2023	2024	2025
Weighted-average remaining lease term
Operating leases	4.6 years	4.3 years	8.7 years
Finance leases	5.6 years	4.6 years	3.6 years
Land use rights	49.0 years	48.0 years	26.1 years
Weighted-average discount rate
Operating leases	4.85%	4.85%	4.88%
Finance leases	4.90%	4.90%	4.90%
Land use rights	4.90%	4.90%	4.90%

Summary of Cash Flow Information Related to Leases
Supplemental cash flow information related to leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2023	2024	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	268,290	456,697	757,331
Operating cash outflows from finance leases (interest payments)	40,205	—	—
Financing cash outflows from finance leases	113,943	31,767	61,801
Leased assets obtained in exchange for operating lease liabilities	(316,558)	186,698	3,704,284

Summary of Maturities of The Group's Operating Lease Liabilities
As of December 31, 2025, the maturities of the Group’s lease liabilities (excluding short-term leases) are as follows:

	As of December 31, 2025
	Operating Lease	Finance Lease
Within 1 year	688,262	31,767
Between 1 and 2 years	579,773	34,835
Between 2 and 3 years	619,573	31,767
Between 3 and 4 years	984,346	825,955
Between 4 and 5 years	544,688	—
Thereafter	2,888,795	—

Total minimum lease payments	6,305,437	924,324
Less: Interest	(1,612,937)	(128,167)

Present value of lease obligations	4,692,500	796,157
Less: Current portion	(445,901)	(55,581)

Non - current portion of lease obligations	4,246,599	740,576

Schedule Of Balance Sheet Information Of Lessor Related To Leases
The balances for the factory lease where the Group is the lessor are presented as follows:

	As of December 31
	2024	2025
Other current assets
Finance lease receivable, current portion, net	11,388	11,687
Other non-current assets
Finance lease receivables, non-current portion, net	204,435	194,911

Total finance lease receivables, net	215,823	206,598

Schedule Of Net Investment In sale Type Leases Receivable
The net investment in sales-type lease consisted of:

	As of December 31
	2024	2025
Total minimum lease payments receivable	231,621	215,619
Less: Unearned income	(45,796)	(40,322)
Unguaranteed residuals	29,998	31,301

Net investment in lease payments receivable	215,823	206,598

Current portion	11,388	11,687

Non-current portion	204,435	194,911

Sales Type And Direct Financing Leases Lease Receivable Maturity
Future minimum lease payments to be received for the sales-type leases are as follows:

	As of December 31
	2024	2025
Within 1 year	27,602	16,002
Between 1 and 2 years	16,002	16,002
Between 2 and 3 years	16,002	16,002
Between 3 and 4 years	16,002	16,002
Between 4 and 5 years	16,002	16,002
Thereafter	140,011	135,609

Total minimum lease receivable	231,621	215,619
Less: Unearned income	(45,796)	(40,322)
Unguaranteed residuals	29,998	31,301

Net investment in finance lease	215,823	206,598